Current and Deferred Income Taxes (Details) - USD ($)	Jun. 30, 2018	Jun. 30, 2017
Deferred tax assets:
Non-capital losses carried forward	$ 9,416,047	$ 7,340,286
Capital losses carried forward	17,925	17,925
Financing costs	5,512	5,512
Scientific research and development	396,758	350,435
Scientific research and development - ITC	354,411	319,528
Deferred tax assets	10,190,653	8,033,686
Deferred tax liabilities:
Scientific research and development - ITC	(61,230)	(53,841)
Gross future tax assets	10,129,423	7,979,845
Valuation allowance	(10,129,423)	(7,979,845)
Net future tax assets